Stock Option Plan (Details) - Schedule of Stock Option Activity - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
2010 Plan [Member]
Stock Option Plan (Details) - Schedule of Stock Option Activity [Line Items]
Shares, Beginning balance		853,507
Weighted- Average Exercise Price per Share, Beginning balance		2.91
Weighted- Average Remaining Contractual Term, Beginning balance		5 years 8 months 12 days
Aggregate Intrinsic Value, Beginning balance (in Dollars)
Shares, Granted
Weighted- Average Exercise Price per Share, Granted (in Dollars per share)
Weighted- Average Remaining Contractual Term, Granted
Aggregate Intrinsic Value, Granted (in Dollars)
Shares, Exercised
Weighted- Average Exercise Price per Share, Exercised (in Dollars per share)
Weighted- Average Remaining Contractual Term, Exercised
Aggregate Intrinsic Value, Exercised (in Dollars)
Shares, Forfeited	(8,409)
Weighted- Average Exercise Price per Share, Forfeited (in Dollars per share)	$ 6.97
Weighted- Average Remaining Contractual Term, Forfeited
Aggregate Intrinsic Value, Forfeited (in Dollars)
Shares, Expired/Cancelled	(80,533)
Weighted- Average Exercise Price per Share, Expired/Cancelled (in Dollars per share)	$ 5.34
Weighted- Average Remaining Contractual Term, Expired/Cancelled
Aggregate Intrinsic Value, Expired/Cancelled (in Dollars)
Shares, Ending Balance	764,565
Weighted- Average Exercise Price per Share, Ending Balance	2.58
Weighted- Average Remaining Contractual Term, Ending Balance	3 years 9 months 7 days
Aggregate Intrinsic Value, Ending Balance (in Dollars)
Shares, Options Exercisable	752,436
Weighted- Average Exercise Price per Share, Options Exercisable (in Dollars per share)	$ 2.49
Weighted- Average Remaining Contractual Term, Options Exercisable	3 years 8 months 19 days
Aggregate Intrinsic Value, Options Exercisable (in Dollars)
Shares, Option Vested	752,436
Weighted- Average Exercise Price per Share, Option Vested (in Dollars per share)	$ 2.49
Weighted- Average Remaining Contractual Term, Option Vested	3 years 8 months 19 days
Aggregate Intrinsic Value, Option Vested (in Dollars)
2020 Plan [Member]
Stock Option Plan (Details) - Schedule of Stock Option Activity [Line Items]
Shares, Beginning balance		1,711,112
Weighted- Average Exercise Price per Share, Beginning balance		11.71
Weighted- Average Remaining Contractual Term, Beginning balance		8 years 5 months 15 days
Aggregate Intrinsic Value, Beginning balance (in Dollars)
Shares, Granted	115,800
Weighted- Average Exercise Price per Share, Granted (in Dollars per share)	$ 0.57
Weighted- Average Remaining Contractual Term, Granted
Aggregate Intrinsic Value, Granted (in Dollars)
Shares, Exercised
Weighted- Average Exercise Price per Share, Exercised (in Dollars per share)
Weighted- Average Remaining Contractual Term, Exercised
Aggregate Intrinsic Value, Exercised (in Dollars)
Shares, Forfeited	(37,077)
Weighted- Average Exercise Price per Share, Forfeited (in Dollars per share)	$ 7.07
Weighted- Average Remaining Contractual Term, Forfeited
Aggregate Intrinsic Value, Forfeited (in Dollars)
Shares, Expired/Cancelled	(19,792)
Weighted- Average Exercise Price per Share, Expired/Cancelled (in Dollars per share)	$ 9.05
Weighted- Average Remaining Contractual Term, Expired/Cancelled
Aggregate Intrinsic Value, Expired/Cancelled (in Dollars)
Shares, Ending Balance	1,770,043
Weighted- Average Exercise Price per Share, Ending Balance	11.11
Weighted- Average Remaining Contractual Term, Ending Balance	7 years 9 months 21 days
Aggregate Intrinsic Value, Ending Balance (in Dollars)
Shares, Options Exercisable	913,084
Weighted- Average Exercise Price per Share, Options Exercisable (in Dollars per share)	$ 12.91
Weighted- Average Remaining Contractual Term, Options Exercisable	7 years 6 months
Aggregate Intrinsic Value, Options Exercisable (in Dollars)
Shares, Option Vested	913,084
Weighted- Average Exercise Price per Share, Option Vested (in Dollars per share)	$ 11.11
Weighted- Average Remaining Contractual Term, Option Vested	7 years 6 months
Aggregate Intrinsic Value, Option Vested (in Dollars)